LOSS PER SHARE	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
LOSS PER SHARE

12.	LOSS PER SHARE

Basic earnings (loss) per share ("EPS") is calculated with reference to the weighted average number of common shares outstanding during the year.

The components of the numerator for the calculation of basic and diluted EPS are as follows:

(in thousands of $)	2017	2016	2015
Net loss attributable to Golar LNG Ltd stockholders - basic and diluted	(179,703)	(186,531)	(171,146)

The components of the denominator for the calculation of basic and diluted EPS are as follows:

(in thousands)	2017	2016	2015
Basic and diluted loss per share:
Weighted average number of common shares outstanding	100,597	93,933	93,422

Loss per share are as follows:

	2017	2016	2015
Basic and diluted	$(1.79)	$(1.99)	$(1.83)

The effect of stock options and convertible bonds have been excluded from the calculation of diluted EPS for each of the years ended December 31, 2017, 2016 and 2015 because the effect was anti-dilutive.